Average Annual Total Returns - Transamerica Large Growth	R4 1 Year	R4 5 Years	R4 10 Years	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	72.99%	25.28%	18.86%	Sep. 11, 2000	65.52%	22.31%	17.39%	45.56%	19.88%	15.71%	38.49%	[1]	21.00%	[1]	17.21%	[1]

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